Trade and other payables (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Non-current
Other payables	$ 5,153	$ 4,629
Trade and other payables, non current	5,153	4,629
Current
Trade payables	219,096	330,622
Deferred revenue	48,938	41,462
Withholding tax payable	5,199	3,555
Payroll and other related statutory liabilities	35,364	46,282
VAT payables	28,269	37,829
Other payables	64,063	72,877
Trade and other payables	$ 400,929	$ 532,627